UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 2009

      Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):

                        [ ] is a restatement.
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:    Thomas W. Smith
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      Address: 323 Railroad Avenue    Greenwich      CT         06830
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               (Street)               (City)         (State)    (Zip)

      Form 13F File Number: 028-04481

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
      Name:    Thomas W. Smith
      Title:   Investment Manager
      Phone:   203-661-1200

Signature, Place, and Date of Signing:

      /s/ Thomas W. Smith
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[Signature]

      Greenwich, CT
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[City, State]

      November 16, 2009
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


      Number of Other Included Managers:      2
                                              --------

      Form 13F Information Table Entry Total: 1
                                              --------

      Form 13F Information Table Value Total: $ 15,523 (thousands)
                                              --------

List of Other Included Managers:

No.   Form 13F File No.:       Name:
01    028-10290                Scott J. Vassalluzzo
--    ---------                --------------------
02    028-13257                Steven M. Fischer
--    ---------                --------------------

                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/  PUT/ INVSTMT     OTHER        VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN  CALL DSCRETN    MANAGERS    SOLE   SHARED   NONE
       --------------            --------------    -----    --------  ------- ---  ---- -------    --------    ----   ------   ----
TICKETMASTER ENTERTAINMENT, INC. COMMON STOCK     88633P302  15,523 1,327,927 SH         Other      01, 02  1,327,927